Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	18
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$55,456,386.05	0.1352595	$27,738,328.74	0.0676545	$27,718,057.31
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$679,786,386.05	0.5292926	$652,068,328.74	0.5077109	$27,718,057.31

Weighted Avg. Coupon (WAC)	3.44%		3.43%
Weighted Avg. Remaining Maturity (WARM)	42.29		41.37
Pool Receivables Balance	$722,815,878.13		$693,963,561.95
Remaining Number of Receivables	53,199		52,348

Adjusted Pool Balance	$699,196,830.85		$671,478,773.54

III. COLLECTIONS

Principal:
Principal Collections	$27,889,472.91
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$553,669.39
Total Principal Collections	$28,443,142.30

Interest:
Interest Collections	$2,002,029.24
Late Fees & Other Charges	$51,267.25
Interest on Repurchase Principal	$-
Total Interest Collections	$2,053,296.49

Collection Account Interest	$772.28
Reserve Account Interest	$90.79
Servicer Advances	$-

Total Collections	$30,497,301.86

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	18
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$30,497,301.86
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,497,301.86

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$602,346.57		$602,346.57	$602,346.57
Collection Account Interest					$772.28
Late Fees & Other Charges					$51,267.25
Total due to Servicer					$654,386.10

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$26,341.78		$26,341.78
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$532,230.53		$532,230.53	$532,230.53

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$29,124,408.15

9. Regular Principal Distribution Amount:					$27,718,057.31

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$27,718,057.31
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$27,718,057.31	$27,718,057.31
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$27,718,057.31	$27,718,057.31

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,406,350.84

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,619,047.28
Beginning Period Amount	$23,619,047.28
Current Period Amortization	$1,134,258.87
Ending Period Required Amount	$22,484,788.41
Ending Period Amount	$22,484,788.41
Next Distribution Date Amount	$21,379,808.75

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.78%	2.89%	2.89%

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	18
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.93%	51,789	98.60%	$684,235,716.43
30 - 60 Days	0.79%	416	1.06%	$7,358,858.65
61 - 90 Days	0.21%	111	0.27%	$1,870,523.67
91 + Days	0.06%	32	0.07%	$498,463.20
		52,348		$693,963,561.95
Total
Delinquent Receivables 61 + days past due	0.27%	143	0.34%	$2,368,986.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	169	0.41%	$2,987,205.03
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	173	0.40%	$3,040,139.66
Three-Month Average Delinquency Ratio	0.30%		0.39%

Repossession in Current Period		35		$675,670.49
Repossession Inventory		103		$553,996.10

Charge-Offs
Gross Principal of Charge-Off for Current Period				$962,843.27
Recoveries				$(553,669.39)
Net Charge-offs for Current Period				$409,173.88

Beginning Pool Balance for Current Period				$722,815,878.13

Net Loss Ratio				0.68%
Net Loss Ratio for 1st Preceding Collection Period				0.50%
Net Loss Ratio for 2nd Preceding Collection Period				0.22%
Three-Month Average Net Loss Ratio for Current Period				0.47%

Cumulative Net Losses for All Periods				$9,112,976.58
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$2,183,908.82
Number of Extensions				118